Borrowings - Summary of borrowings (Detail) € in Millions, $ in Millions		12 Months Ended
	Dec. 11, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 11, 2024 EUR (€)	Nov. 30, 2024
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 12,442	$ 13,001
Current borrowings		180	824
Non-current borrowings		12,262	12,177
Nominal value of hedged item		890	1,050
Repayments of borrowings		860	310	$ 790
Cumulative amount utilised from debt issuance		626	1,102
Carrying value of bonds		$ 624	1,063
Increase in stated percentage		1.20%
Debt instrument restrictive covenants		$ 3,945	3,994
European debt issuance programme
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item		10,000	10,000
Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 0	452
Nominal value of hedged item | €					€ 417
Repayments of borrowings	$ 546
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		2.875%
Nominal value of hedged item		$ 0	463
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 780	804
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.125%
Nominal value of hedged item		$ 750	750
Effective exchange rate		3.54%
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 101	99
Alcan Inc. Debentures 7.25% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.25%
Nominal value of hedged item		$ 100	100
Effective exchange rate		3.33%				5.69%
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 624	611
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.00%
Nominal value of hedged item		$ 0	639
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 402	392
Alcan Inc. Debentures 7.25% due 2031 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.25%
Nominal value of hedged item		$ 400	400
Effective exchange rate		5.98%
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 646	646
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.00%
Nominal value of hedged item		$ 650	0
Effective exchange rate		0.96%
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 731	699
Alcan Inc. Global Notes 6.125% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		6.125%
Nominal value of hedged item		$ 750	750
Effective exchange rate		5.93%
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 287	274
Alcan Inc. Global Notes 5.75% due 2035 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.75%
Nominal value of hedged item		$ 300	300
Effective exchange rate		5.44%
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,142	1,158
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.20%
Nominal value of hedged item		$ 1,150	200
Effective exchange rate		1.18%
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 492	492
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.75%
Nominal value of hedged item		$ 500	0
Effective exchange rate		0.65%
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 732	731
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.125%
Nominal value of hedged item		$ 0	0
Rio Tinto Finance (USA) Limited Bonds 2.75% due 2051
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,103	1,098
Rio Tinto Finance (USA) Limited Bonds 2.75% due 2051 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		2.75%
Nominal value of hedged item		$ 1,250	1,250
Effective exchange rate		1.57%
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,097	1,151
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.125%
Nominal value of hedged item		$ 1,100	1,100
Effective exchange rate		0.76%
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		2.65%
Total borrowings		$ 603	602
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item		$ 0	0
Oyu Tolgoi LLC Commercial Banks "B Loan" SOFR plus 3.4% due 2032
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.40%
Total borrowings		$ 1,392	1,392
Oyu Tolgoi LLC Commercial Banks "B Loan" SOFR plus 3.4% due 2032 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item		$ 0	0
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.72%
Total borrowings		$ 249	248
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item		$ 0	0
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.65%
Total borrowings		$ 816	816
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item		$ 0	0
Oyu Tolgoi LLC International Financial Institutions "A Loan" SOFR plus 3.78% due 2035
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.78%
Total borrowings		$ 792	792
Oyu Tolgoi LLC International Financial Institutions "A Loan" SOFR plus 3.78% due 2035 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item		0	0
Other secured loans
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		93	144
Other unsecured loans
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		349	399
Bank overdrafts
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 11	$ 1